Subordinated indebtedness - Additional Information (Detail) - January 16 2024 [member] $ in Millions	Jan. 16, 2024 CAD ($)
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1,250
Borrowings interest rate	5.30%
Borrowings maturity	January 16, 2034
Daily Compounded CORRA [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	2.02%
Borrowings, interest rate basis	per annum (paid quarterly)
Fixed Interest Rate Till January 20, 2023[Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	5.30%
Borrowings, interest rate basis	per annum (paid semi-annually)